Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
16. EMPLOYEE BENEFIT PLAN
The Company has a 401(k) savings plan (the “401(k) Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating employees may elect to contribute up to 100% of their eligible compensation, subject to certain limitations. The 401(k) Plan provides for a discretionary employer-matching contribution. The Company made a matching contribution of $0.5 million and $0.3 million to the 401(k) Plan for the years ended December 31, 2021 and 2020, respectively.